Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 136,660,000	$ 33,940,000	$ 29,440,000	$ 16,680,000	$ 7,760,000	$ 224,480,000
BRAZIL
Total	620,000	12,960,000	9,700,000	60,000		23,340,000
BRAZIL | Federal Government of Brazil [Member]
Total	100,000	6,480,000	1,160,000			7,740,000
BRAZIL | State Government of Minas Gerais [Member]
Total	160,000		120,000			280,000
BRAZIL | State Government of Mato Grosso [Member]
Total			3,290,000	30,000		3,320,000
BRAZIL | City of Aripuana [Member]
Total	50,000		290,000			340,000
PERU
Total	136,040,000	20,980,000	19,740,000	16,620,000	7,760,000	201,140,000
PERU | City of Amazonas [Member]
Total				210,000		210,000
PERU | City of Chincha [Member]
Total				310,000	2,730,000	3,040,000
PERU | City of Pasco [Member]
Total				260,000	$ 1,150,000	1,410,000
PERU | Community of Chavin [Member]
Total				690,000		690,000
PERU | Community of Huancamachay [Member]
Total				120,000		120,000
PERU | Community of Machcan [Member]
Total				200,000		200,000
PERU | Community of San Francisco de Asís de Yarusyacan [Member]
Total				480,000		480,000
PERU | Community of San Juan de Milpo [Member]
Total				4,430,000		4,430,000
PERU | Community of Ticlacayan [Member]
Total				110,000		110,000
PERU | Topara Valley Agricultural Development and Defense Association [Member]
Total				1,430,000		1,430,000
PERU | Government of Peru [Member]
Total	$ 68,020,000	$ 10,490,000	$ 9,880,000	$ 70,000		$ 88,460,000